SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Accounting Policies [Abstract]
Cash and bank deposits	$ 20,797	$ 58,202
Money market funds	37,320	115
Cash and cash equivalents	$ 58,117	$ 58,317